COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 76.4	$ 53.2
Capital expenditure obligations		4.6
Operating leases	17.5	4.3
Total commitments		62.1
Royalties	44.3	43.4
Essakane S.A.
Disclosure Of Commitments [Line Items]
Royalties	$ 22.3	22.3
Royalty percentage, conditional market price if market price is lower or equal to $1,000 per ounce	3.00%
Royalty percentage, conditional market price if market price is between $1,000 and $1,300 per ounce	4.00%
Royalty percentage, conditional market price if market price is great than $1,300 per ounce	5.00%
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
Royalties	$ 22.0	$ 21.1
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%
Less than One Year
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 75.2
Operating leases	4.5
1-2 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	0.7
Operating leases	10.5
3-5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	0.3
Operating leases	2.5
Greater than 5 Years
Disclosure Of Commitments [Line Items]
Purchase obligations	0.2
Capital expenditure obligations	0.0
Operating leases	0.0
Total commitments	$ 0.2